SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF AMOUNTS FROM LOCAL CURRENCY

Translation of amounts from local currency of the Company into US$1 has been made at the following exchange rates:

	December 31, 2025	December 31, 2024	December 31, 2023
Current JPY: US$1 exchange rate	156.56	158.18	141.83
Average JPY: US$1 exchange rate	149.61	151.69	140.67

Schedule of Property and Equipment Useful Life

	Depreciation Method	Useful Life
Buildings	Straight-line method	3 – 39 years
Leasehold improvement	Straight-line method	2 – 27 years
Structures	Straight-line method	6 – 15 years
Facilities - asset retirement obligation	Straight-line method	2 - 39 years
Vehicles	Straight-line method	2 - 6 years
Tools, furniture and fixture	Straight-line method	2 -15 years
Machinery and equipment	Straight-line method	17 years
Software	Straight-line method	5 years
Land	Not depreciated	-

Schedule of Estimated Lives of Intangible Assets	The estimated useful lives of intangible assets are as follows:
	Amortization Method	Useful Life
Customer lists	Straight-line method	7 years
Store operating rights	N/A	Indefinite